RAINIER
INVESTMENT
MANAGEMENT
Mutual Funds                  Semi-Annual Report

                                   unaudited

                              September 30, 1997


                              Small/Mid Cap Equity Portfolio

                    Core Equity Portfolio

               Balanced Portfolio

         Intermediate Fixed Income Portfolio

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ....................................................2

COMMENTS FROM
INVESTMENT ADVISOR ........................................................3

PORTFOLIO INVESTMENT RETURNS
        Small/Mid Cap Equity Portfolio ....................................4
        Core Equity Portfolio .............................................5
        Balanced Portfolio ................................................6
        Intermediate Fixed Income Portfolio ...............................7

SCHEDULES OF INVESTMENTS
        Small/Mid Cap Equity Portfolio ....................................8
        Core Equity Portfolio ............................................11
        Balanced Portfolio ...............................................15
        Intermediate Fixed Income Portfolio ..............................20

STATEMENTS OF
ASSETS AND LIABILITIES ...................................................22

STATEMENTS OF OPERATIONS .................................................23

STATEMENTS OF CHANGES
IN NET ASSETS ............................................................24

FINANCIAL HIGHLIGHTS .....................................................26

NOTES TO FINANCIAL STATEMENTS ............................................30

DIRECTORY OF FUNDS'
SERVICE PROCIVERS ........................................................32

INDEX DESCRIPTIONS .......................................................32

                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                                 (800) 248-6314

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. For more information on any Fund, including charges and expenses, call (800) 248-6314 for a free prospectus. Read it carefully before you invest or send money.

                             LETTER TO SHAREHOLDERS

     Dear Shareholders,

     As Chairman of the Rainier Investment Management No-Load Mutual Funds and a fellow shareholder in the Funds, I'd like to express my appreciation for your valued investment in one or more of the four Portfolios covered in this report. If you are a new shareholder, welcome! This Semi-Annual Report contains unaudited financial statements for the six months ending September 30, 1997. The last audited Annual Report was produced as of March 31, 1997, our fiscal year end.

     In this Semi-Annual Report, you will find commentary describing the general environment of the equity and fixed-income capital markets. Also, you will see summaries for each of the four Portfolios, which provide performance information for the last six months, followed by investment total returns. Finally, this Semi-Annual Report contains financial statements detailing the expenses of the Portfolio and the Portfolio holdings as of September 30, 1997.

     Once again I am pleased to report to the shareholders that the Funds are operating to our satisfaction. Asset growth has been steady and occasionally robust. The back office is running smoothly. Portfolio returns have been very strong in a bull market that through September 30 refused to retreat. We have been blessed with several more favorable articles by the national financial media. Money, Forbes, Los Angeles Times and Investor's Business Daily have featured our solid returns, and disciplined investment strategy. We are pleased that Jim Margard and the Small/Mid Cap Equity Portfolio finished second out of 100 stock funds in Barron's annual mutual fund manager rankings. Margard was the only fund manager to have two funds ranked in the top ten out of 100 fund managers ranked by Barron's.

     As this bull market ages, the volatility of returns has accelerated. Our strategies have been tested over a number of years in many different market conditions. Our portfolio managers have extensive experience managing institutional and mutual fund portfolios, and are composed even in the most stressful of market environments. New shareholders should be aware that most of the employees and all of the principals of Rainier Investment Management are shareholders in the Funds. As fellow shareholders, we too experience directly and personally the results of the Funds just as you do.

     We are interested in your feedback. If you have encountered any problems or have suggestions to improve our service, please call us. Thank you for your investment in Rainier Investment Management Mutual Funds. We embrace and appreciate the continued challenge and opportunity to meet your investment needs.

                                      Sincerely,

                                      /s/ J. Glenn Haber

                                      J. Glenn Haber
                                      Chairman
                                      Rainier Investment Management Mutual Funds

                        COMMENTS FROM INVESTMENT ADVISOR

     About the Advisor: The Investment Advisor to the Funds is Rainier Investment Management, Inc.(R) (RIM) located in Seattle, Washington. RIM is one of America's leading investment advisory firms, managing $4.2 billion of discretionary assets for primarily institutional clients.

                                Equity Comments

     Led by a powerful rally in secondary issues, U.S. stocks soared to record highs between March and September. Investor sentiment continued to be fueled by the bullish ingredients of low inflation, solid earnings growth, corporate acquisitions and steady flows into equity mutual funds. The equity markets experienced a major shift in leadership, with small- and mid-cap issues moving to center stage. While the Standard & Poor's 500 Index surged an incredible 26%, small-cap benchmarks rose even more. The meaningful exposure to small- and mid-cap stocks was a key factor in the strong performance of our equity portfolios in the first half of the fiscal year.

     Despite an euphoric six months, at least a few clouds appeared on the horizon. A number of large global companies cautioned analysts over the summer that earnings expectations for the next several quarters were excessively high. Turmoil in Southeast Asian financial markets spread, unnerving investors world-wide and increasing uncertainty regarding the growth outlook for Asia and the potential impact on multinational companies. The extended upward move in equity prices has pushed many stocks--especially blue-chip favorites--to the upper end of historical valuation ranges. As a result, richly valued shares may be particularly vulnerable to negative developments.

     We believe that recent volatility may be signaling a transition from a period of above average returns to results that are closer to long-term averages. This transition could produce a higher number of disappointments for equity investors than they have been accustomed to in recent years. We therefore anticipate that a heightened emphasis on risk control will be as important as the achievement of absolute returns in 1998.

James R. Margard,  CFA;  David A. Veterane,  CFA;
Peter M. Musser,  CFA; Mark H. Dawson, CFA

                             Fixed Income Comments

     The fixed-income markets bounced back from a March hike in the Federal Funds rate to post respectable positive returns for the first six months of the fiscal year ending September 30, 1997. The performance path was rocky and volatile, however, as interest rates rose and then fell to the highest and lowest levels of the calendar year. Overall yields fell one-half to three-quarters percent, the greater returns within longer duration bonds.

     The economy continued to move along at close to a 4% annualized rate while at the same time inflation was modest and subdued. Tighter labor markets, high industrial output levels and strong consumer spending surprisingly did not translate into big wage and price increases. Rising household debt levels and the "wealth effect" from the growth of capital market assets did not deter the market from assigning tight relative yield spreads between corporate bonds and treasuries. Nor did the ratings agencies flinch, as upgrades outnumbered downgrades during the period-the reason no doubt attributed to the benefits of low interest rates in general.

     The Federal Reserve has developed a "wait and see" attitude as to whether rates will be raised again. Developing concerns in the Asian markets may defer intervention into 1998, and the relatively flat shape of the yield curve implies that inflation will likely remain benign. The Federal deficit reduction translates into fewer new bonds at monthly auctions, and this reduces the supply of high quality debt available at a time when credit worthiness becomes increasingly important--a safe haven option. Going forward, while at near cyclical lows, the fixed-income market will remain a viable portfolio asset.

Patricia L. Frost, CEO;
Michael E. Raney, CFA

                          PORTFOLIO INVESTMENT RETURNS

                         Small/Mid Cap Equity Portfolio

     Objective: The Small/Mid Cap Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Investment Advisor constructs a diversified portfolio of small and medium capitalization common stocks.

     Commentary: The Small/Mid Cap Equity Portfolio soared nearly 33% in the six months ending September 30, 1997, nearly matching the sizzling small- and mid-cap benchmarks. Secondary stocks, which have lagged blue-chips in recent years, finally began to gain some ground in terms of relative performance. Particularly strong returns were recorded in the financial, energy and transportation sectors. Among the specific holdings that stood out were Firstplus Financial, Dura Pharmaceuticals, TJX Companies, Ingersoll Rand, Airborne Freight and Ensco International. In the Small/Mid Cap Portfolio we are positioned with a moderately defensive stance as we head towards the end of the year, emphasizing companies with competitive advantages within their respective industries, low international exposure and solid balance sheets. Consistent with our long-term strategies, we are careful to avoid large over- or underweightings in a particular economic sector. Although secondary stocks have rallied sharply, their relative performance has only recently improved. We think they have further upside potential, and remain positive about the outlook for the Portfolio.

COMPARISON OF CHANGE IN VALUE OF $10,000

                    Small/Mid          Russell        Russell      Consumer
                    Cap Equity       Midcap (TM)      2000(R)       Price
                    Portfolio           Index          Index        Index

05/10/94             $10,000           $10,000        $10,000      $10,000

03/31/95              11,938            11,261         11,495       10,272

03/31/96              16,520            15,190         14,539       10,563

03/31/97              18,197            16,185         14,611       10,855

09/30/97              25,142            20,822         19,507       10,936


TOTAL RETURNS for Periods Ending September 30, 1997
                                                                      Inception
                                    3 Months    1 Year    3 Years*   to 9/30/97*

Small/Mid Cap Equity Portfolio        15.4%      41.1%      33.5%       31.2%
Russell Midcap(TM) Index              13.3       35.1       25.8        24.1
Russell 2000(R) Index                 14.9       33.2       23.0        21.8
Consumer Price Index                   0.6        2.2        2.6         2.7

                                                            *Annualized returns.
                                                         Inception date 5/10/94.

See page 32 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             Core Equity Portfolio

     Objective: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

     Commentary: Over the last six months the Core Equity Portfolio recorded excellent performance results exceeding the return of the Standard & Poor's 500 Index by more than three percentage points. As we indicated in our last report, we had been anticipating a period of improved relative performance for smaller stocks, and had positioned the Core Portfolio accordingly. Our "growth at a reasonable price" discipline led us to reduce many of the "mega-capitalization" issues that reached our price targets, and to emphasize mid-cap stocks. Among the mid-cap stocks that were particularly rewarding during this period were Franklin Resources, Manor Care, Staples, Cadence Design and Noble Drilling.
Larger-cap shares contributing to outperformance included Household International, Ford, IBM, General Electric and Bristol-Myers Squibb. As we approach the end of the year our posture is moderately defensive, with above-average exposure to energy and utilities, and below-average exposure to technology and financials. However, we are still following our philosophy that empasizes diversification in all sectors of the economy, and avoidance of large over- or underweighting in any one sector.

COMPARISON OF CHANGE IN VALUE OF $10,000

               Core Equity      Standard & Poor's       Consumer
                Portfolio        500 Stock Index       Price Index

05/10/94         $10,000            $10,000              $10,000

03/31/95          11,787             11,495               10,272

03/31/96          16,341             15,190               10,563

03/31/97          19,263             18,186               10,855

09/30/97          24,919             22,959               10,936

TOTAL RETURNS for Periods Ending September 30, 1997
                                                                      Inception
                                  3 Months    1 Year     3 Years*    to 9/30/97*

Core Equity Portfolio               11.9%      42.2%      33.3%         30.9%
Standard & Poor's 500
  Stock Index                        7.5       40.4       29.9          27.8
Russell 1000(R) Index                8.7       39.3       29.4          27.4
Consumer Price Index                 0.6        2.2        2.6           2.7

                                                            *Annualized returns.
                                                         Inception date 5/10/94.

See page 32 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               Balanced Portfolio

     Objective: The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment grade intermediate-term debt securities and cash equivalent securities.

     Commentary: The Balanced Portfolio rose more than 20% between March and September, delivering "equity-like" returns while maintaining just 60-65% of its assets in stocks. In addition to excellent returns from core positions in large-cap issues such as IBM, General Electric and Marsh & McLennan, the Balanced Portfolio also benefitted from the strong showing of mid-cap holdings in Conseco, Arvin Industries and Southwest Airlines. While the equity component of the Portfolio was the driving factor in recording outstanding six-month results, the fixed-income portion of the Portfolio delivered solid returns as well. Following a Federal Reserve rate hike in late March, interest rates rose, but were nearly 3/4% lower by the end of September. The bond component is invested in high-quality, intermediate term corporate and U.S. Government issues. As of September 30, the asset mix of the Portfolio was 64% stocks, 33% bonds and 3% cash. For investors who want to augment their exposure to the stock market with the predictable income stream of bonds, the Balanced Portfolio offers a potentially attractive investment.

COMPARISON OF CHANGE IN VALUE OF $10,000

                             Standard &
               Balanced      Poor's 500      Balanced      Consumer
               Portfolio     Stock Index      Index       Price Index

05/10/94        $10,000        $10,000       $10,000        $10,000

03/31/95         11,223         11,495        11,034         10,272

03/31/96         14,094         15,190        13,241         10,563

03/31/97         15,762         18,186        15,044         10,855

09/30/97         18,959         22,959        17,133         10,936


TOTAL RETURNS for Periods Ending September 30, 1997
                                                                      Inception
                                      3 Months   1 Year    3 Years*  to 9/30/97*

Balanced Portfolio                      8.4%      28.3%      22.5%      20.8%
Balanced Index (50/40/10)               5.0       23.3       18.4       17.2
Standard & Poor's 500
  Stock Index                           7.5       40.4       29.9       27.8
Lehman Brothers Government/
  Corporate Intermediate Bond
  Index                                 2.7        8.2        8.2        7.7
Consumer Price Index                    0.6        2.2        2.6        2.7

                                                            *Annualized returns.
                                                          Inception date 5/10/94

See page 32 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                      Intermediate Fixed Income Portfolio

     Objective: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments.

     Commentary: The six-month period ending September 30, 1997 was evidenced by increasing interest rate volatility in the fixed-income markets. Yields rose and then fell to both the highest and lowest levels of calendar year 1997. After a hike of 1/4% in the Federal Funds rate in late March, longer intermediate bonds breached 7%, only to fall nearly 1% by late July. Overall for the period interest rates fell nearly 3/4%. Contributing factors to this performance were strong indications that the overall economy has continued to expand at a moderate pace with modest upward pressure on inflation. The Federal Reserve took a "wait and see" attitude toward further rate changes and voted on September 30 to pass on intervention. Corporate spreads to treasury issues have remained historically tight, although some concern regarding overseas markets has reduced liquidity. A modest barbell weighting and avoidance of the extremely rich current five- and ten-year maturities characterize the Portfolio's positioning. We continue to emphasize high quality issuers and expect a fairly neutral interest rate environment going forward.

COMPARISON OF CHANGE IN VALUE OF $10,000

                  Intermediate         Lehman               Consumer
                  Fixed Income         Intermediate         Price
                  Portfolio            Bond Index           Index

05/10/94            $10,000              $10,000            $10,000

03/31/95             10,492               10,607             10,272

03/31/96             11,421               11,622             10,563

03/31/97             11,803               12,180             10,855

09/30/97             12,424               12,878             10,936


TOTAL RETURNS for Periods Ending September 30, 1997
                                                                      Inception
                                   3 Months    1 Year    3 Years*    to 9/30/97*

Intermediate Fixed Income
  Portfolio                          2.7%       6.8%       7.0%          6.6%
Lehman Brothers Government/
  Corporate Intermediate
  Bond Index                         2.7        8.2        8.2           7.7
91-Day Treasury Bill Index           1.3        5.2        5.4           5.3
Consumer Price Index                 0.6        2.2        2.6           2.7

                                                            *Annualized returns.
                                                         Inception date 5/10/94.

See page 32 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            SCHEDULES OF INVESTMENTS

                         Small/Mid Cap Equity Portfolio

September 30, 1997 (unaudited)

COMMON STOCKS
(99.00%)                                          Shares                Value
-------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION (3.21%)

Air Transportation (1.28%)
Airborne Freight Corp.                            11,500           $    696,469
Alaska Air Group Inc.                             38,550              1,267,331
Offshore Logistics Inc.                           46,550                837,900
Southwest Airlines Co.                            29,275                934,970
                                                                   ------------
        Total Air Transportation                                      3,736,670
                                                                   ------------
Auto Parts/Original Equipment (1.93%)
Arvin Industries Inc.                             83,050              3,259,713
Mascotech Inc.                                   113,600              2,328,800
                                                                   ------------
        Total Auto Parts/Original Equipment                           5,588,513
                                                                   ------------

TOTAL AUTOS AND TRANSPORTATION                                        9,325,183
                                                                   ------------
CONSUMER DISCRETIONARY (10.88%)

Household Furnishings (0.87%)
Newell Co.                                        64,000              2,560,000
                                                                   ------------
Jewelry Watches and Gemstones (0.90%)
Tiffany & Co.                                     61,375              2,608,438
                                                                   ------------
Publishing/Newspapers (0.45%)
The New York Times Co.                            24,750              1,299,375
                                                                   ------------
Retail (5.77%)
Costco Companies Inc.                             48,700              1,832,338
General Nutrition Companies Inc.                 107,750              3,138,219
Intimate Brands                                  105,350              2,455,972
Staples Inc.                                      97,150              2,683,769
The Men's Wearhouse Inc.                          84,200              3,136,450
The TJX Companies Inc.                            62,650              1,914,741
Zale Corp.                                        62,295              1,615,776
                                                                   ------------
        Total Retail                                                 16,777,265
                                                                   ------------
Services/Commercial (0.89%)
Cognizant Corp.                                   63,200              2,575,400
                                                                   ------------
Textile Apparel Manufacturer (1.31%)
Tommy Hilfiger Corp.                              76,150              3,802,741
                                                                   ------------
Toys (0.69%)
Cannondale Corp.                                  89,475              2,013,187
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                         31,636,406
                                                                   ------------
CONSUMER STAPLES (5.69%)

Drug and Grocery Store Chains (0.68%)
Great Atlantic & Pacific Tea Co.                  36,800              1,506,500
Quality Food Centers Inc.                         15,000                476,250
                                                                   ------------
        Total Drug and Grocery Store Chains                           1,982,750
                                                                   ------------
Foods (5.01%)
Dean Foods Co.                                    44,750              2,069,687
Dole Food Co. Inc.                                66,250              2,993,672
Earthgrains Co.                                   22,000                946,000
Flowers Industries Inc.                          111,150              2,264,681
McCormick and Co. Inc.                           108,150              2,602,359
Sysco Corp.                                       49,950              1,845,028
The Quaker Oats Co.                               36,906              1,859,140
                                                                   ------------
        Total Foods                                                  14,580,567
                                                                   ------------
TOTAL CONSUMER STAPLES                                               16,563,317
                                                                   ------------
FINANCIAL SERVICES (16.46%)

Banks/Outside New York City (3.64%)
Comerica Inc.                                     10,000                789,375
Crestar Financial Corp.                           66,075              3,097,266
Magna Group Inc.                                  39,825              1,570,598
Prime Bancshares Inc.                             16,300                309,700
South Trust Corp.                                 42,450              2,090,663
Union Planters Corp.                              23,600              1,318,650
UnionBanCal Corp.                                 16,575              1,433,737
                                                                   ------------
        Total Banks/Outside New York City                            10,609,989
                                                                   ------------
Diversified Financial Services (0.51%)
Liberty Financial Co. Inc.                        28,150              1,477,875
                                                                   ------------
Finance Companies (2.04%)
Firstplus Financial Group Inc.                    73,087              4,102,008
Green Tree Financial Corp.                        39,100              1,837,700
                                                                   ------------
        Total Finance Companies                                       5,939,708
                                                                   ------------

See Accompanying Notes to Financial Statements.

Financial/Miscellaneous (0.43%)
Sotheby's Holdings Inc.                           61,800           $  1,255,312
                                                                   ------------
Insurance/Life (1.75%)
AmerUs Life Holdings Inc.                         46,450              1,524,140
Conseco Inc.                                      72,950              3,560,872
                                                                   ------------
        Total Insurance/Life                                          5,085,012
                                                                   ------------
Insurance/Multi-Line (1.87%)
Hartford Financial Services Group                 45,775              3,939,511
Hartford Life Inc.                                39,100              1,502,906
                                                                   ------------
        Total Insurance/Multi-Line                                    5,442,417
                                                                   ------------
Insurance/Property and Casualty (2.52%)
Everest Reinsurance Holdings                     100,500              4,120,500
W.R. Berkley Corp.                                74,213              3,195,776
                                                                   ------------
        Total Insurance/Property and Casualty                         7,316,276
                                                                   ------------
Investment Management Company (0.65%)
Donaldson, Lufkin & Jenrette Securities Corp.     26,275              1,880,305
                                                                   ------------
Savings and Loan (3.05%)
Bank United Corp.                                 80,500              3,562,125
Charter One Financial Inc.                        43,900              2,595,588
Sovereign Bancorp. Inc.                          154,500              2,703,750
                                                                   ------------
        Total Savings and Loan                                        8,861,463
                                                                   ------------
TOTAL FINANCIAL SERVICES                                             47,868,357
                                                                   ------------
HEALTH CARE (12.61%)

Biotechnology Research and Production (0.90%)
Nabi                                             133,200                974,025
Nexstar Pharmaceuticals Inc.                      91,875              1,630,781
                                                                   ------------
        Total Biotechnology Research and Production                   2,604,806
                                                                   ------------
Drugs and Pharmaceuticals (6.16%)
BioChem Pharma Inc.                               70,750              2,228,625
Centocor Inc.                                     37,000              1,759,813
Forest Laboratories Inc.                          73,025              3,076,178
Genzyme Corp.                                    125,500              3,733,625
PathoGenesis Corp.                               113,250              4,020,375
R.P. Scherer Corp.                                50,150              3,106,166
                                                                   ------------
        Total Drugs and Pharmaceuticals                              17,924,782
                                                                   ------------
Electronics/Medical Systems (0.41%)
DENTSPLY International Inc.                       21,300              1,192,800
                                                                   ------------
Health Care Facilities (2.19%)
Manor Care Inc.                                   95,600              3,178,700
Sun Healthcare Group Inc.                        155,750              3,202,609
                                                                   ------------
        Total Health Care Facilities                                  6,381,309
                                                                   ------------
Health Care Management Services (0.36%)
Medpartners Inc.                                  49,075              1,052,045
                                                                   ------------
Health Care Services (0.44%)
Olsten Corp.                                      68,550              1,272,459
                                                                   ------------
Medical and Dental Instruments and Supplies (2.15%)
Dura Pharmaceuticals Inc.                         58,550              2,554,244
Mentor Corp.                                      77,750              2,468,562
Respironics Inc.                                  20,000                550,000
Sola International Inc.                           19,650                674,241
                                                                   ------------
        Total Medical and Dental Instruments and Supplies             6,247,047
                                                                   ------------
TOTAL HEALTH CARE                                                    36,675,248
                                                                   ------------
INTEGRATED OILS (3.84%)

Oil/Integrated Domestic (3.84%)
Amerada Hess Corp.                                30,750              1,896,890
Coastal Corp.                                     53,725              3,290,656
Pennzoil Co.                                      17,250              1,374,609
USX-Marathon Group                               123,650              4,598,234
                                                                   ------------
        Total Oil/Integrated Domestic                                11,160,389
                                                                   ------------
MATERIALS AND PROCESSING (9.94%)

Aluminum (0.99%)
Reynolds Metals Co.                               40,600              2,874,987
                                                                   ------------
Building Materials (0.70%)
Armstrong World Industries Inc.                   30,150              2,021,934
                                                                   ------------
Chemicals (1.63%)
Sigma-Aldrich Corp.                               42,500              1,399,844
The B.F. Goodrich Co.                             73,850              3,341,713
                                                                   ------------
        Total Chemicals                                               4,741,557
                                                                   ------------
Fertilizers (0.42%)
Mississippi Chemical Corp.                        62,550              1,219,725
                                                                   ------------
Metals and Minerals Miscellaneous (1.41%)
Titanium Metals Corp.                            110,200              4,104,950
                                                                   ------------
Metal Fabricating (2.04%)
Precision Castparts Corp.                         47,975              3,118,375
Wyman-Gordon Co.                                 107,100              2,811,375
                                                                   ------------
        Total Metal Fabricating                                       5,929,750
                                                                   ------------
Paints and Coatings (1.10%)
H.B. Fuller Co.                                   45,275              2,453,339
RPM Inc.                                          36,600                750,300
                                                                   ------------
        Total Paints and Coatings                                     3,203,639
                                                                   ------------
Paper (0.73%)
Fort James Corp.                                  46,350              2,123,409
                                                                   ------------
See Accompanying Notes to Financial Statements.

Textile Products (0.92%)
Mohawk Industries Inc.                            97,862           $  2,678,972
                                                                   ------------
TOTAL MATERIALS AND PROCESSING                                       28,898,923
                                                                   ------------
OTHER (2.09%)

Multi-Sector Companies (2.09%)
Crane Co.                                         72,000              2,961,000
Lancaster Colony Corp.                            58,950              3,131,719
                                                                   ------------
        Total Multi-Sector Companies                                  6,092,719
                                                                   ------------
OTHER ENERGY (5.32%)

Energy/Miscellaneous (1.62%)
Swift Energy Co.                                 124,200              3,500,888
Valero Energy Corp.                               36,750              1,205,859
                                                                   ------------
        Total Energy/Miscellaneous                                    4,706,747
                                                                   ------------
Machinery/Oil Well Equipment and Services (0.88%)
Noble Drilling Corp.                              79,200              2,554,200
                                                                   ------------
Offshore Drilling (0.47%)
Ensco International Inc.                          34,650              1,366,509
                                                                   ------------
Oil/Crude Producers (2.35%)
Anadarko Petroleum Corp.                          27,750              1,992,797
Burlington Resources Inc.                         45,500              2,334,719
Comstock Resources Inc.                          108,200              1,251,063
Nuevo Energy Co.                                  26,525              1,269,884
                                                                   ------------
        Total Oil/Crude Producers                                     6,848,463
                                                                   ------------
TOTAL OTHER ENERGY                                                   15,475,919
                                                                   ------------
PRODUCER DURABLES (9.40%)

Aerospace (0.23%)
Northrup Grumman Corp.                             5,600                679,700
                                                                   ------------
Diversified Production (0.62%)
General Signal Corp.                              42,000              1,816,500
                                                                   ------------
Identification Control and Filter Devices (4.45%)
American Power Conversion                        107,650              3,027,656
Computer Products Inc.                            76,450              2,274,388
Flowserve Corp.                                   64,100              1,914,988
Honeywell Inc.                                    57,900              3,890,156
Hubbell Inc.                                      39,350              1,819,938
                                                                   ------------
        Total Identification Control and Filter Devices              12,927,126
                                                                   ------------
Machine Tools (1.01%)
Snap-on Inc.                                      63,525              2,926,120
                                                                   ------------
Machinery/Agricultural (0.58%)
AGCO Corp.                                        53,600              1,698,450
                                                                   ------------
Machinery/Industrial and Specialty (0.84%)
Ingersoll-Rand Co.                                56,800              2,445,950
                                                                   ------------
Production Technology Equipment (0.84%)
Dynatech Corp.                                    59,575              2,446,298
                                                                   ------------
Telecommunications Equipment (0.83%)
General Cable Corp.                               67,900              2,410,450
                                                                   ------------
TOTAL PRODUCER DURABLES                                              27,350,594
                                                                   ------------
TECHNOLOGY (12.22%)

Communications Technology (1.61%)
Premiere Technologies Inc.                        58,450              1,994,606
Scientific-Atlanta Inc.                          118,950              2,691,244
                                                                   ------------
        Total Communications Technology                               4,685,850
                                                                   ------------
Computer Services Software and Systems (7.14%)
Adobe Systems Inc.                                84,650              4,264,244
Cadence Design Systems Inc.                      126,650              6,775,775
Parametric Technology Corp.                       59,950              2,645,294
Sabre Group Holdings Inc.                         69,400              2,485,387
Symantec Corp.                                   102,600              2,334,150
Systems and Computer Technology                   44,250              1,994,016
Wonderware Corp.                                  15,500                284,813
                                                                   ------------
        Total Computer Services Software and Systems                 20,783,679
                                                                   ------------
Computer Technology (1.97%)
Cabletron Systems Inc.                            87,100              2,787,200
Computer Sciences Corp.                           27,250              1,927,938
Tandy Corp.                                       30,600              1,028,925
                                                                   ------------
        Total Computer Technology                                     5,744,063
                                                                   ------------
Electronics/Technology (1.50%)
Symbol Technologies Inc.                          99,075              4,353,108
                                                                   ------------
TOTAL TECHNOLOGY                                                     35,566,700
                                                                   ------------
UTILITIES AND REITs (7.34%)

Real Estate Investment Trusts (1.98%)
American Health Properties Inc.                   26,950                660,275
Innkeepers USA Trust                              60,650              1,042,422
LTC Properties Inc.                               45,000                855,000
Nationwide Health Properties Inc.                 79,000              1,900,937
Omega Healthcare Investors Inc.                   35,950              1,294,200
                                                                   ------------
        Total Real Estate Investment Trusts                           5,752,834
                                                                   ------------
Utilities/Electrical (2.50%)
FPL Group Inc.                                    32,025              1,641,281
New York State Electric & Gas                     46,875              1,259,766
Pinnacle West Capital Corp.                      130,225              4,378,816
                                                                   ------------
        Total Utilities/Electrical                                    7,279,863
                                                                   ------------
See Accompanying Notes to Financial Statements.

Utilities/Gas Distributors (2.02%)
Columbia Gas System Inc.                          46,250           $  3,237,500
Consolidated Natural Gas Co.                      45,200              2,630,075
                                                                   ------------
        Total Utilities/Gas Distributors                              5,867,575
                                                                   ------------
Utilities/Miscellaneous (0.38%)
Citizens Utilities Co.                           119,737              1,107,567
                                                                   ------------
Utilities/Telecommunications (0.46%)
Century Telephone Enterprises Inc.                30,725              1,351,900
                                                                   ------------
TOTAL UTILITIES AND REITs                                            21,359,739
                                                                   ------------
TOTAL COMMON STOCKS (cost $244,140,369)                            $287,973,494
                                                                   ------------

SHORT-TERM INVESTMENTS
(3.03%)                                        Par Value               Value
-------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES (3.03%)

American Family
         5.1553% 12-31-2031                   $1,306,042             $1,306,042
General Mills Inc.
         5.1350% 12-31-2031                    1,211,367              1,211,367
Johnson Controls Inc.
         5.1650% 12-31-2031                    4,033,447              4,033,447
Pitney Bowes
         5.1441% 12-31-2031                    1,618,881              1,618,881
Wisconsin Electric
         5.1852% 12-31-2031                      647,825                647,825

TOTAL VARIABLE RATE DEMAND NOTES (cost  $8,817,562)                   8,817,562
                                                                   ------------

TOTAL  SHORT-TERM INVESTMENTS (cost  $8,817,562)                     $8,817,562
                                                                   ------------

TOTAL  INVESTMENTS  IN  SECURITIES (102.03%)(cost $252,957,931)    $296,791,056
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.03%)                      ($5,914,607)
                                                                   ------------

NET ASSETS (100.00%)                                               $290,876,449
                                                                   ============

                             Core Equity Portfolio

September 30, 1997 (unaudited)

COMMON STOCKS
(99.43%)                                          Shares               Value
-------------------------------------------------------------------------------
BASIC INDUSTRY (5.81%)

Chemical/Fertilizer (0.26%)
Mississippi Chemical Corp.                        54,250           $  1,057,875
                                                                   ------------
Chemical/Major (0.38%)
E.I. duPont de Nemours and Co.                    25,600              1,576,000
                                                                   ------------
Chemical/Specialty (1.74%)
H.B. Fuller Co.                                   47,425              1,486,092
RPM Inc.                                          22,050                452,025
Sigma-Aldrich Corp.                               42,000              1,383,375
The B.F. Goodrich Co.                             85,900              3,886,975
                                                                   ------------
        Total Chemical/Specialty                                      7,208,467
                                                                   ------------
Metals (2.50%)
Aluminum Co. of America                           90,050              7,384,100
Titanium Metals Corp.                             79,850              2,974,413
                                                                   ------------
        Total Metals                                                 10,358,513
                                                                   ------------
Paper and Forest Products (0.93%)
Fort James Corp.                                  84,025              3,849,395
                                                                   ------------
TOTAL BASIC INDUSTRY                                                 24,050,250
                                                                   ------------
CAPITAL GOODS (5.62%)

Aerospace/Industrial (2.08%)
Crane Co.                                         54,050              2,222,806
Ingersoll-Rand Co.                               629,990              2,712,894
Precision Castparts Corp.                         26,475              1,720,875
Wyman-Gordon Co.                                  76,800              2,016,000
                                                                   ------------
        Total Aerospace/Industrial                                    8,672,575
                                                                   ------------
See Accompanying Notes to Financial Statements.

Agriculture/Construction Equipment (0.35%)
AGCO Corp.                                        44,550           $  1,411,678
Deere & Co.                                          400                 21,500
                                                                   ------------
        Total Agriculture/Construction Equipment                      1,433,178
                                                                   ------------
Electric Equipment (2.36%)
General Electric Co.                             103,700              7,058,081
General Signal Corp.                              62,400              2,698,800
                                                                   ------------
        Total Electric Equipment                                      9,756,881
                                                                   ------------
Miscellaneous Capital Goods (0.83%)
Flowserve Corp.                                   56,150              1,677,481
Hubbell Inc.                                      37,600              1,739,000
                                                                   ------------
        Total Miscellaneous Capital Goods                             3,416,481
                                                                   ------------
TOTAL CAPITAL GOODS                                                  23,279,115
                                                                   ------------
CONSUMER CYCLICAL (9.87%)

Automotive and Related (0.78%)
Snap-on Inc.                                      70,475              3,246,255
                                                                   ------------
Autos and Auto Parts (0.82%)
Arvin Industries Inc.                             19,900                781,075
Ford Motor Co.                                    48,100              2,176,525
Mascotech Inc.                                    20,400                418,200
                                                                   ------------
        Total Autos and Auto Parts                                    3,375,800
                                                                   ------------
Building Materials (0.68%)
Armstrong World Industries Inc.                   41,812              2,804,017
                                                                   ------------
Miscellaneous Consumer Cyclical (2.16%)
Cannondale Corp.                                  11,000                247,500
Mohawk Industries                                 96,250              2,634,844
Sotheby's Holdings Inc.                           67,000              1,360,937
Tommy Hilfiger Corp.                              94,375              4,712,852
                                                                   ------------
        Total Miscellaneous Consumer Cyclical                         8,956,133
                                                                   ------------
Retail (5.43%)
Costco Companies Inc.                             49,100              1,847,388
Federated Department Stores Inc.                  16,650                718,031
General Nutrition Companies Inc.                  90,450              2,634,356
Intimate Brands                                  129,525              3,019,552
Staples Inc.                                     126,300              3,489,038
Tandy Corp.                                       36,250              1,218,906
Toys "R" Us Inc.                                 118,925              4,221,838
The Men's Wearhouse Inc.                          40,950              1,525,388
The TJX Companies Inc.                            48,050              1,468,528
Tiffany & Co.                                     54,750              2,326,875
                                                                   ------------
        Total Retail                                                 22,469,900
                                                                   ------------
TOTAL CONSUMER CYCLICAL                                              40,852,105
                                                                   ------------
CONSUMER SERVICES (2.68%)

Entertainment (0.38%)
The Walt Disney Co.                               19,500              1,572,188
                                                                   ------------
Healthcare Management (0.57%)
Manor Care Inc.                                   36,800              1,223,600
Olsten Corp.                                      61,275              1,137,417
                                                                   ------------
        Total Healthcare Management                                   2,361,017
                                                                   ------------
Healthcare Services (0.71%)
Medpartners Inc.                                  61,525              1,318,942
Sun Healthcare Group Inc.                         78,450              1,613,128
                                                                   ------------
        Total Healthcare Services                                     2,932,070
                                                                   ------------
Miscellaneous Consumer Services (0.62%)
Cognizant Corp.                                   63,450              2,585,588
                                                                   ------------
Publishing/Newspaper (0.40%)
The New York Times Co.                            31,300              1,643,250
                                                                   ------------
TOTAL CONSUMER SERVICES                                              11,094,113
                                                                   ------------
CONSUMER STAPLES (22.07%)

Biotechnology (2.07%)
BioChem Pharma Inc.                                2,950                 92,925
Centocor Inc.                                     42,800              2,035,675
Genzyme Corp.                                    109,675              3,262,831
Nabi                                             114,925                840,389
Nexstar Pharmaceuticals Inc.                      45,000                798,750
PathoGenesis Corp.                                43,500              1,544,250
                                                                   ------------
        Total Biotechnology                                           8,574,820
                                                                   ------------
Drugs (8.27%)
American Home Products Corp.                      88,075              6,429,475
Bristol-Myers Squibb Co.                         120,400              9,963,100
Dura Pharmaceuticals Inc.                         15,250                665,281
Forest Laboratories Inc.                          72,750              3,073,019
Johnson & Johnson                                 50,125              2,888,453
R.P. Scherer Corp.                                47,200              2,923,450
SmithKline Beecham PLC                           169,950              8,306,306
                                                                   ------------
        Total Drugs                                                  34,249,084
                                                                   ------------
Food Merchandising (0.48%)
Great Atlantic & Pacific Tea Co.                  38,100              1,209,675
Quality Food Centers Inc.                         18,600                761,438
                                                                   ------------
        Total Food Merchandising                                      1,971,113
                                                                   ------------
Foods (7.43%)
ConAgra Inc.                                      18,775              1,239,150
Dean Foods Co.                                    36,125              1,670,781
Dole Food Co. Inc.                                83,325              3,765,248
Flowers Industries Inc.                          111,900              2,279,963

See Accompanying Notes to Financial Statements.

General Mills Inc.                                66,725             $4,599,855
H.J. Heinz Co.                                    67,100              3,099,181
McCormick and Co. Inc.                           111,400              2,680,563
Pepsico Inc.                                     142,950              5,798,409
Sara Lee Corp.                                    17,800                916,700
Sysco Corp.                                       55,550              2,051,878
The Quaker Oats Co.                               53,200              2,679,950
                                                                   ------------
        Total Foods                                                  30,781,678
                                                                   ------------
Hospital Supplies (0.52%)
DENTSPLY International Inc.                       38,200              2,139,200
                                                                   ------------
Household Products (0.81%)
Newell Co.                                        83,525              3,341,000
                                                                   ------------
Medical Devices (0.44%)
Mentor Corp.                                      57,600              1,828,000
                                                                   ------------
Miscellaneous Consumer Staples (0.53%)
Lancaster Colony Corp.                            41,475              2,203,359
                                                                   ------------
Tobacco (1.52%)
Philip Morris Co. Inc.                           151,450              6,294,641
                                                                   ------------
TOTAL CONSUMER STAPLES                                               91,383,695
                                                                   ------------
ENERGY (11.24%)

Miscellaneous Energy (0.06%)
Offshore Logistics Inc.                           13,950                251,100
                                                                   ------------
Natural Gas Diversified (1.15%)
Coastal Corp.                                     77,450              4,743,812
                                                                   ------------
Oil/Gas Production (2.09%)
Anadarko Petroleum Corp.                          28,950              2,078,972
Burlington Resources Inc.                         71,750              3,681,672
Comstock Resources Inc.                           74,800                864,875
Nuevo Energy Co.                                  10,000                478,750
Swift Energy Co.                                  55,250              1,557,359
                                                                   ------------
        Total Oil/Gas Production                                      8,661,628
                                                                   ------------
Oil/Integrated Domestic (4.46%)
Amerada Hess Corp.                                56,450              3,482,259
Pennzoil Co.                                      30,000              2,390,625
Phillips Petroleum Co.                            75,150              3,879,619
Valero Energy Corp.                               51,600              1,693,125
USX-Marathon Group                               188,400              7,006,125
                                                                   ------------
        Total Oil/Integrated Domestic                                18,451,753
                                                                   ------------
Oil/Integrated International (2.98%)
British Petroleum Co. PLC                         36,400              3,305,575
Mobil Corp.                                      122,100              9,035,400
                                                                   ------------
        Total Oil/Integrated International                           12,340,975
                                                                   ------------
Oil Services (0.50%)
Noble Drilling Corp.                              64,750              2,088,188
                                                                   ------------
TOTAL ENERGY                                                         46,537,456
                                                                   ------------
FINANCIAL (15.14%)

Banks (5.83%)
Comerica Inc.                                      2,950                232,866
Crestar Financial Corp.                           66,035              3,095,391
Fleet Financial Group                             77,050              5,051,591
Magna Group Inc.                                   1,675                 66,058
PNC Bank Corp.                                   161,600              7,888,100
Sovereign Bancorp Inc.                           130,550              2,284,625
The Chase Manhattan Corp.                         42,125              4,970,750
Union Planters Corp.                              10,000                558,750
                                                                   ------------
        Total Banks                                                  24,148,131
                                                                   ------------
Finance Companies (3.20%)
Firstplus Financial Group Inc.                    70,213              3,940,705
Green Tree Financial Corp.                        76,800              3,609,600
Household International Inc.                      50,400              5,704,650
                                                                   ------------
        Total Finance Companies                                      13,254,955
                                                                   ------------
Financial Services (1.33%)
Marsh & McLennan Co. Inc.                         71,650              5,490,181
                                                                   ------------
Insurance (3.53%)
AmerUs Life Holdings Inc.                         10,000                328,125
Conseco Inc.                                      67,500              3,294,844
Everest Reinsurance Holdings                      72,050              2,954,050
Hartford Financial Services Group                 67,875              5,841,492
W.R. Berkley Corp.                                50,662              2,181,654
                                                                   ------------
        Total Insurance                                              14,600,165
                                                                   ------------
Miscellaneous Financial (0.46%)
Liberty Financial Co. Inc.                        36,350              1,908,375
                                                                   ------------
Savings and Loan (0.79%)
Bank United Corp.                                 44,250              1,958,063
Charter One Financial Inc.                        22,400              1,324,400
                                                                   ------------
        Total Savings and Loan                                        3,282,463
                                                                   ------------
TOTAL FINANCIAL                                                      62,684,270
                                                                   ------------
See Accompanying Notes to Financial Statements.

TECHNOLOGY (17.82%)

Aerospace (1.09%)
The Boeing Co.                                    76,500           $  4,164,469
Northrup Grumman Corp.                             2,600                315,575
                                                                   ------------
        Total Aerospace                                               4,480,044
                                                                   ------------
Communications Peripherals (0.12%)
Computer Products Inc.                            17,200                511,700
                                                                   ------------
Computer Peripherals (0.48%)
American Power Conversion Corp.                   70,000              1,968,750
                                                                   ------------
Computer Software (5.84%)
Adobe Systems Inc.                                89,400              4,503,525
Cadence Design Systems Inc.                      144,475              7,729,411
Microsoft Corp.                                   60,070              7,948,012
Parametric Technology Co.                         49,500              2,184,188
Symantec Corp.                                    80,150              1,823,413
                                                                   ------------
        Total Computer Software                                      24,188,549
                                                                   ------------
Computer Services (1.45%)
Computer Sciences Corp.                           38,900              2,752,175
Sabre Group Holdings Inc.                         81,075              2,903,498
Systems and Computer Technology                    8,150                367,259
                                                                   ------------
        Total Computer Services                                       6,022,932
                                                                   ------------
Computer Systems (2.47%)
International Business Machines                   96,725             10,246,805
                                                                   ------------
Electronic Systems (2.07%)
Honeywell Inc.                                    79,250              5,324,609
Symbol Technologies Inc.                          74,200              3,260,163
                                                                   ------------
        Total Electronic Systems                                      8,584,772
                                                                   ------------
Miscellaneous Technology (0.43%)
Dynatech Corp.                                    21,400                878,738
General Cable Corp.                               25,500                905,250
                                                                   ------------
        Total Miscellaneous Technology                                1,783,988
                                                                   ------------
Networking Equipment (1.00%)
Cabletron Systems Inc.                            42,350              1,355,200
Cisco Systems Inc.                                38,200              2,790,987
                                                                   ------------
        Total Networking Equipment                                    4,146,187
                                                                   ------------
Semi-Conductors and Related (0.83%)
Intel Corp.                                       37,150              3,429,409
                                                                   ------------
Telecommunications Equipment (2.04%)
Motorola Inc.                                     71,000              5,103,125
Scientific-Atlanta Inc.                          147,250              3,331,531
                                                                   ------------
        Total Telecommunications Equipment                            8,434,656
                                                                   ------------
TOTAL TECHNOLOGY                                                     73,797,792
                                                                   ------------

TRANSPORTATION (0.57%)

Airlines (0.57%)
Alaska Air Group Inc.                             12,575                413,403
Southwest Airlines Co.                            61,225              1,955,373
                                                                   ------------
        Total Airlines                                                2,368,776
                                                                   ------------
UTILITIES AND REITs (8.60%)

Communications (4.90%)
Ameritech Corp.                                  108,650              7,225,225
Bell Atlantic Corp.                               72,310              5,816,436
Citizens Utilities Co.                             6,400                 59,200
SBC Communications Inc.                          116,950              7,177,806
                                                                   ------------
        Total Communications                                         20,278,667
                                                                   ------------
Electric (1.65%)
Duke Power Co.                                    29,700              1,468,294
FPL Group Inc.                                    24,325              1,246,656
New York State Electric & Gas                     57,475              1,544,641
Pacific Gas & Electric Co.                           277                  6,423
Pinnacle West Capital Corp.                       77,575              2,608,459
                                                                   ------------
        Total Electric                                                6,874,473
                                                                   ------------
Natural Gas (1.25%)
Columbia Gas Systems Inc.                         61,225              4,285,750
Consolidated Natural Gas Co.                      15,000                872,812
                                                                   ------------
        Total Natural Gas                                             5,158,562
                                                                   ------------
Real Estate Investment Trusts (0.80%)
American Health Properties Inc.                   12,925                316,663
Innkeepers USA Trust                              63,900              1,098,281
LTC Properties Inc.                               42,700                811,300
Nationwide Health Properties Inc.                 31,500                757,968
Omega Health Investors Inc.                        8,700                313,200
                                                                   ------------
        Total Real Estate Investment Trusts                           3,297,412
                                                                   ------------
TOTAL UTILITIES AND REITs                                            35,609,114
                                                                   ------------
TOTAL COMMON STOCKS (cost $358,499,477)                            $411,656,686
                                                                   ------------
See Accompanying Notes to Financial Statements.

SHORT TERM INVESTMENTS
(1.09%)                                        Par Value                Value
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (1.09%)

American Family
         5.1553% 12-31-2031                     $360,430               $360,430
General Mills Inc.
         5.1350% 12-31-2031                      560,000                560,000
Johnson Controls Inc.
         5.1650% 12-31-2031                    1,421,054              1,421,054
Pitney Bowes
         5.1441% 12-31-2031                      240,000                240,000
Sara Lee
         5.1240% 12-31-2031                      250,000                250,000
Warner-Lambert
         5.1150% 12-31-2031                      736,134                736,134
Wisconsin Electric
         5.1852% 12-31-2031                     $955,548               $955,548
                                                                   ------------
TOTAL VARIABLE RATE DEMAND NOTES (cost  $4,523,166)                   4,523,166
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (cost  $4,523,166)                      $4,523,166
                                                                   ------------
TOTAL  INVESTMENTS  IN  SECURITIES (100.52%) (cost $363,022,643)   $416,179,852
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.52%)                      ($2,161,069)
                                                                   ------------
NET ASSETS (100.00%)                                               $414,018,783
                                                                   ============

                               Balanced Portfolio

September 30, 1997 (unaudited)

LONG-TERM DEBT SECURITIES
(31.60%)                                       Par Value                 Value
-------------------------------------------------------------------------------
CORPORATE BONDS (16.90%)

FINANCE (16.36%)

Automobile  (1.52%)
Ford Motor Credit Co.
         6.3750% 04-15-2000                     $190,000               $190,785
Ford Motor Credit Medium Term Note
         5.9000% 06-09-1998                       75,000                 75,096
GMAC Medium Term Notes
         5.5000% 12-15-2001                      500,000                480,981
         7.5000% 11-04-1997                       50,000                 50,084
                                                                   ------------
                  Total Automobile                                      796,946
                                                                   ------------
Consumers (3.10%)
American General Finance
         6.8750% 01-15-2000                       50,000                 50,772
Beneficial Corp. Medium Term Note
         8.0500% 04-02-1999                      200,000                205,806
         6.3500% 12-03-2001                      700,000                698,359
Sears Roebuck Acceptance Corp.
Medium Term Note
         7.1100% 06-19-2001                     $650,000                $665,842
                                                                   ------------
                  Total Consumers                                     1,620,779
                                                                   ------------
Diversified (3.72%)
Associates Corp. of North America
        6.0000% 06-15-2000                        25,000                 24,884
        7.5000% 04-15-2002                       100,000                104,490
Associates Corp. of North America
Medium Term Notes
        8.0000% 10-27-1999                        50,000                 51,777
        6.3750% 06-01-2000                        75,000                 75,308
        6.8400% 07-03-2001                       700,000                710,627
Commercial Credit TRV
        6.8750% 05-01-2002                       200,000                203,389
        6.5000% 06-01-2005                       500,000                493,993
General Electric Capital
        6.6600% 05-01-2018/00                     75,000                 75,876
Household Finance Co. Medium Term Note
        7.0000% 05-15-2000                       200,000                203,751
                                                                   ------------
                  Total Diversified                                   1,944,095
                                                                   ------------
See Accompanying Notes to Financial Statements.

Insurance (1.54%)
Allstate Corp.
        5.8750% 06-15-1998                      $150,000               $150,092
Travelers PPTY
        6.7500% 04-15-2001                       500,000                505,970
USLIFE Corp.
        6.7500% 01-15-1998                       150,000                150,438
                                                                   ------------
                  Total Insurance                                       806,500
                                                                   ------------
Leasing Companies (1.82%)
International Lease Finance
        6.2500% 10-15-2000                       500,000                500,564
International Lease Finance
Medium Term Note
        6.3400% 02-01-2002                       450,000                448,559
                                                                   ------------
                  Total Leasing Companies                               949,123
                                                                   ------------
Other (4.66%)
Dean Witter Discovry and Co.
        6.2500% 03-15-2000                        30,000                 30,124
        6.7500% 08-15-2000                       200,000                203,334
Merrill Lynch
        6.3750% 03-30-1999                        50,000                 50,222
        7.3750% 08-17-2002                        30,000                 31,206
        7.0500% 04-15-2003                        55,000                 55,511
Merrill Lynch Medium Term Note
        7.0500% 06-04-2001                       350,000                357,994
Morgan Stanley Group
        6.1250% 10-01-2003                       215,000                210,506
Morgan Stanley Group
Medium Term Note
        5.7500% 02-15-2001                       500,000                492,518
Smith Barney Shearson
        6.6250% 07-01-2002                     1,000,000              1,006,417
                                                                   ------------
                  Total Other                                         2,437,832
                                                                   ------------
TOTAL FINANCE                                                         8,555,275
                                                                   ------------
INDUSTRIAL (0.54%)

Automotive (0.05%)
Ford Motor Co.
        7.5000% 11-15-1999                        25,000                 25,667
                                                                   ------------
Energy and Related Goods and Services (0.30%)
Texaco Capital
Medium Term Note
        7.2500% 08-01-2002                       150,000                154,865
                                                                   ------------
Medical and Related Goods and Services (0.19%)
McKesson Corp.
        8.6250% 02-01-1998                        50,000                 50,477
SmithKline Beecham PLC Corp.
Medium Term Note
        6.6250% 10-01-2005                        50,000                 50,148
                                                                   ------------
                  Total Medical and Related Goods and Services          100,625
                                                                   ------------
TOTAL INDUSTRIAL                                                        281,157
                                                                   ------------
TOTAL CORPORATE BONDS                                                 8,836,432
                                                                   ------------

U.S. GOVERNMENT SECURITIES (14.30%)

U.S. TREASURY NOTES
        7.1250% 02-29-2000                       400,000                411,250
        6.7500% 04-30-2000                     1,000,000              1,020,938
        5.7500% 10-31-2000                       700,000                696,938
        7.7500% 02-15-2001                       970,000              1,023,654
        7.5000% 11-15-2001                       400,000                421,875
        6.3750% 08-15-2002                       475,000                482,422
        6.2500% 02-15-2003                       425,000                429,250
        5.7500% 08-15-2003                       700,000                689,501
        7.2500% 08-15-2004                     1,200,000              1,276,875
        6.5000% 05-15-2005                     1,000,000              1,021,876
                                                                   ------------
TOTAL U.S. TREASURY NOTES                                             7,474,579
                                                                   ------------

FOREIGN BONDS
(U.S. DOLLAR DENOMINATED) (0.40%)

Hydro Quebec
        7.3750% 02-01-2003                        50,000                 51,914
Ontario Global Bond
        7.3750% 01-27-2003                       150,000                156,511
                                                                   ------------
TOTAL FOREIGN BONDS                                                     208,425
                                                                   ------------

TOTAL LONG-TERM DEBT SECURITIES (cost $16,326,649)                  $16,519,436

COMMON STOCKS
(63.94%)                                          Shares               Value
-------------------------------------------------------------------------------
BASIC INDUSTRY (4.12%)

Chemical/Major (0.42%)
E.I. duPont de Nemours and Co.                     3,600           $    221,625
                                                                   ------------
Chemical/Specialty (1.26%)
H.B. Fuller Co.                                    3,000                162,563
RPM Inc.                                           5,550                113,775
Sigma-Aldrich Corp.                                3,050                100,459
The B.F. Goodrich Co.                              6,250                282,813
                                                                   ------------
        Total Chemical/Specialty                                        659,610
                                                                   ------------
See Accompanying Notes to Financial Statements.

Metals (1.81%)
Aluminum Co. of America                            7,250           $    594,500
Reynolds Metals Co.                                1,750                123,922
Titanium Metals Corp.                              6,100                227,225
                                                                   ------------
         Total Metals                                                   945,647
                                                                   ------------
Paper and Forest Products (0.63%)
Fort James Corp.                                   7,150                327,559
                                                                   ------------
TOTAL BASIC INDUSTRY                                                  2,154,441
                                                                   ------------
CAPITAL GOODS (3.78%)

Aerospace/Industrial (1.39%)
Crane Co.                                          4,100                168,612
Ingersoll-Rand Co.                                 5,025                216,389
Precision Castparts Corp.                          2,425                157,625
Wyman-Gordon Co.                                   7,000                183,750
                                                                   ------------
         Total Aerospace/Industrial                                     726,376
                                                                   ------------
Agriculture/Construction Equipment (0.13%)
Deere & Co.                                        1,250                 67,188

Electric Equipment (2.26%)
General Electric Co.                               8,500                578,531
General Signal Corp.                               5,125                221,656
Motorola Inc.                                      5,300                380,937
                                                                   ------------
         Total Electric Equipment                                     1,181,124
                                                                   ------------
TOTAL CAPITAL GOODS                                                   1,974,688
                                                                   ------------
CONSUMER CYCLICAL (6.20%)

Autos and Auto Parts (0.76%)
Arvin Industries Inc.                              3,500                137,375
Ford Motor Co.                                     3,050                138,013
Mascotech Inc.                                     5,950                121,975
                                                                   ------------
         Total Autos and Auto Parts                                     397,363
                                                                   ------------
Automotive and Related (0.63%)
Snap-on Inc.                                       7,100                327,044
                                                                   ------------
Building Materials (0.42%)
Armstrong World Industries Inc.                    3,250                217,953
                                                                   ------------
Miscellanous Consumer Cyclical (0.53%)
Mohawk Industries                                  5,350                146,456
Tommy Hilfiger Corp.                               3,500                130,375
                                                                   ------------
         Total Miscellanous Consumer Cyclical                           276,831
                                                                   ------------
Retail (3.87%)
Costco Companies Inc.                             12,000                279,750
Federated Department Stores Inc.                   3,000                100,875
General Nutrition Companies Inc.                   7,900                394,506
Intimate Brands                                   10,125                359,438
Staples Inc.                                       6,450                242,681
Tandy Corp.                                        1,200                 51,750
The Men's Wearhouse Inc.                          11,400                332,025
Toys "R" Us Inc.                                   9,500                262,438
                                                                   ------------
         Total Retail                                                 2,023,463
                                                                   ------------
TOTAL CONSUMER CYCLICAL                                               3,242,654
                                                                   ------------
CONSUMER SERVICES (1.38%)

Healthcare Management (0.29%)
Olsten Corp.                                       8,150                151,284
                                                                   ------------
Healthcare Services (0.47%)
Medpartners Inc.                                   5,400                115,763
Sun Healthcare Group Inc.                          6,200                127,488
                                                                   ------------
         Total Healthcare Services                                      243,251
                                                                   ------------
Miscellaneous Consumer Services (0.35%)
Cognizant Corp.                                    4,550                185,412
                                                                   ------------
Publishing/Newspaper (0.27%)
The New York Times Co.                             2,675                140,438
                                                                   ------------
TOTAL CONSUMER SERVICES                                                 720,385
                                                                   ------------
CONSUMER STAPLES (13.86%)

Biotechnology (1.17%)
Centocor Inc.                                      2,725                129,608
Genzyme Corp.                                      9,900                294,525
Nabi                                              10,875                 79,523
PathoGenesis Corp.                                 3,000                106,500
                                                                   ------------
         Total Biotechnology                                            610,156
                                                                   ------------
Drugs (5.13%)
American Home Products Corp.                       6,500                474,500
Bristol-Myers Squibb Co.                           9,775                808,881
Forest Laboratories Inc.                           6,000                252,750
Johnson & Johnson                                  4,125                237,703
R.P. Scherer Corp.                                 4,550                281,816
SmithKline Beecham PLC                            12,850                628,044
                                                                   ------------
         Total Drugs                                                  2,683,694
                                                                   ------------
Food Merchandising (0.79%)
Great Atlantic & Pacific Tea Co.                   3,000                 95,250
McCormick and Co. Inc.                             8,500                204,531
Quality Food Centers Inc.                          2,800                114,625
                                                                   ------------
         Total Food Merchandising                                       414,406
                                                                   ------------
Foods (4.50%)
ConAgra Inc.                                       1,350                 89,100
Dole Food Co. Inc.                                 9,350                422,503
Flowers Industries Inc.                           12,500                254,688

See Accompanying Notes to Financial Statements.

General Mills Inc.                                 5,100               $351,581
H.J. Heinz Co.                                     6,225                287,517
Pepsico Inc.                                      13,325                540,495
Sara Lee Corp.                                     2,000                103,000
The Quaker Oats Co.                                6,000                302,250
                                                                   ------------
         Total Foods                                                  2,351,134
                                                                   ------------
Hospital Supplies (0.37%)
DENTSPLY International Inc.                        3,450                193,200
                                                                   ------------
Household Products (0.55%)
Newell Co.                                         7,250                290,000
                                                                   ------------
Medical Devices (0.36%)
Mentor Corp.                                       6,000                190,500
                                                                   ------------
Tobacco (0.99%)
Philip Morris Co. Inc.                            12,475                518,492
                                                                   ------------
TOTAL CONSUMER STAPLES                                                7,251,582
                                                                   ------------
ENERGY (7.16%)

Miscellaneous Energy (0.20%)
Offshore Logistics Inc.                            5,800                104,400
                                                                   ------------
Natural Gas Diversified (0.57%)
Coastal Corp.                                      4,900                300,125
                                                                   ------------
Oil/Gas Production (1.28%)
Anadarko Petroleum Corp.                           2,250                161,578
Burlington Resources Inc.                          5,300                271,956
Comstock Resources Inc.                            7,700                 89,031
Swift Energy Co.                                   5,000                140,938
                                                                   ------------
         Total Oil/Gas Production                                       663,503
                                                                   ------------
Oil/Integrated Domestic (2.44%)
Amerada Hess Corp.                                 3,400                209,737
Phillips Petroleum Co.                             6,175                318,784
Pennzoil Co.                                       1,700                135,469
USX-Marathon Group                                11,600                431,375
Valero Energy Corp.                                5,450                178,829
                                                                   ------------
         Total Oil/Integrated Domestic                                1,274,194
                                                                   ------------
Oil/Integrated International (1.98%)
British Petroleum Co. PLC                          3,500                317,844
Mobil Corp.                                        9,700                717,800
                                                                   ------------
         Total Oil/Integrated International                           1,035,644
                                                                   ------------
Oil Services (0.69%)
Ensco International Inc.                           2,750                108,453
Noble Drilling Corp.                               7,900                254,775
                                                                   ------------
         Total Oil Services                                             363,228
                                                                   ------------
TOTAL ENERGY                                                          3,741,094
                                                                   ------------
FINANCIAL (9.36%)

Banks (4.46%)
Comerica Inc.                                      2,000                157,875
Crestar Financial Corp.                            5,550                260,156
Fleet Financial Group                              5,600                367,150
PNC Bank Corp.                                    14,750                719,984
Sovereign Bancorp. Inc.                           13,320                233,100
The Chase Manhattan Corp.                          3,600                424,800
Union Planters Corp.                               3,000                167,625
                                                                   ------------
         Total Banks                                                  2,330,690
                                                                   ------------
Finance Companies (1.71%)
Firstplus Financial Group Inc.                     4,900                275,013
Green Tree Financial Corp.                         6,000                282,000
Household International Inc.                       3,000                339,563
                                                                   ------------
         Total Finance Companies                                        896,576
                                                                   ------------
Financial Services (0.89%)
Marsh & McLennan Co. Inc.                          6,100                467,413
                                                                   ------------
Insurance (1.69%)
Conseco Inc.                                       2,550                124,472
Hartford Financial Services Group                  4,900                421,706
Hartford Life Inc.                                 3,000                115,313
W.R. Berkley Corp.                                 5,138                221,234
                                                                   ------------
         Total Insurance                                                882,725
                                                                   ------------
Miscellaneous Financial (0.23%)
Liberty Financial Co. Inc.                         2,250                118,125
                                                                   ------------
Savings and Loan (0.38%)
Bank United Corp.                                  4,500                199,125
                                                                   ------------
TOTAL FINANCIAL                                                       4,894,654
                                                                   ------------
PRODUCER DURABLES (1.39%)

Identification Control and Filter Devices (1.15%)
Honeywell Inc.                                     6,600                443,438
Hubbell Inc.                                       3,400                157,250
                                                                   ------------
         Total Identification Control and Filter Devices                600,688
                                                                   ------------
Machinery/Agriculture (0.24%)
Agco Corp.                                         4,000                126,750
                                                                   ------------
TOTAL PRODUCER DURABLES                                                 727,438
                                                                   ------------
TECHNOLOGY (10.36%)

Aerospace (0.68%)
The Boeing Co.                                     6,500                353,844
                                                                   ------------
Communications Peripherals (0.14%)
Computer Products Inc.                             2,500                 74,375
                                                                   ------------
See Accompanying Notes to Financial Statements.

Computer Peripherals (0.34%)
American Power Conversion Corp.                    6,300           $    177,188
                                                                   ------------
Computer Software (3.85%)
Adobe Systems Inc.                                 8,700                438,262
Cadence Design Systems Inc.                       11,250                601,875
Parametric Tech Corp.                              3,650                161,056
Microsoft Corp.                                    5,050                668,178
Symantec Corp.                                     6,250                142,188
                                                                   ------------
         Total Computer Software                                      2,011,559
                                                                   ------------
Computer Service (0.71%)
Computer Sciences Corp.                            3,200                226,400
Sabre Group Holdings Inc.                          4,050                145,041
                                                                   ------------
         Total Computer Service                                         371,441
                                                                   ------------
Computer Systems (1.61%)
International Business Machines                    7,975                844,851
                                                                   ------------
Electronic Systems (0.41%)
Symbol Technologies Inc.                           4,925                216,392
                                                                   ------------
Miscellaneous Technology (0.71%)
Dynatech Corp.                                     5,650                232,003
General Cable Corp.                                3,950                140,225
                                                                   ------------
         Total Miscellaneous Technology                                 372,228
                                                                   ------------
Miscellaneous Telecommunicatons Equipment (0.62%)
Scientific-Atlanta Inc.                           14,250                322,406
                                                                   ------------
Networking Equipment (0.78%)
Cabletron Systems Inc.                             5,950                190,400
Cisco Systems Inc.                                 2,950                215,534
                                                                   ------------
         Total Networking Equipment                                     405,934
                                                                   ------------
Semi-Conductors and Related (0.51%)
Intel Corp.                                        2,875                265,398
                                                                   ------------
TOTAL TECHNOLOGY                                                      5,415,616
                                                                   ------------
TRANSPORTATION (0.42%)

Airlines (0.42%)
Southwest Airlines Co.                             6,800                217,175
                                                                   ------------

UTILITIES AND REITs (5.91%)

Communications (3.20%)
Ameritech Corp.                                    9,250                615,125
Bell Atlantic Corp.                                5,665                455,678
SBC Communications Inc.                            9,875                606,078
                                                                   ------------
         Total Communications                                         1,676,881
                                                                   ------------
Electric (1.22%)
Duke Power Co.                                     2,500                123,594
FPL Group Inc.                                     2,700                138,375
New York State Electric & Gas                      6,175                165,953
Pinnacle West Capital Corp.                        6,175                207,634
                                                                   ------------
         Total Electric                                                 635,556
                                                                   ------------
Natural Gas (0.76%)
Columbia Gas Systems Inc.                          4,825                337,750
Consolidated Natural Gas Co.                       1,000                 58,187
                                                                   ------------
         Total Natural Gas                                              395,937
                                                                   ------------
Real Estate Investment Trusts (0.73%)
Innkeepers USA Trust                               7,500                128,906
LTC Properties Inc.                                2,550                 48,450
Nationwide Health Properties Inc.                  5,000                120,313
Omega Health Investors Inc.                        2,400                 86,400
                                                                   ------------
         Total Real Estate Investment Trusts                            384,069
                                                                   ------------
TOTAL UTILITIES AND REITs                                             3,092,443

TOTAL COMMON STOCKS (cost $29,108,964)                              $33,432,170

SHORT-TERM INVESTMENTS
(3.85%)                                        Par Value               Value
-------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS (1.32%)

Federal Home Loan Bank
        0.0000% 01-12-1998                    $  700,000           $    689,105
                                                                   ------------
TOTAL U.S. AGENCY OBLICATIONS (cost $689,105)                           689,105
                                                                   ------------
VARIABLE RATE DEMAND NOTES (2.53%)

American Family
        5.1553% 12-31-2031                       309,000                309,000
Johnson Controls Inc.
        5.1650% 12-31-2031                       415,358                415,358
Pitney Bowes
        5.1441% 12-31-2031                       354,692                354,692
Wisconsin Electric
        5.1852% 12-31-2031                       245,194                245,194
                                                                   ------------
TOTAL VARIABLE RATE DEMAND NOTES (cost  $1,324,244)                   1,324,244
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (cost  $2,013,350)                    $  2,013,349
                                                                   ------------
TOTAL  INVESTMENTS  IN  SECURITIES (99.39%) (cost  $47,448,962)    $ 51,964,955
                                                                   ------------
OTHER ASSETS LESS LIABILITIES  (0.61%)                             $    318,581

NET ASSETS (100.00%)                                               $ 52,283,536
                                                                   ============
See Accompanying Notes to Financial Statements.

                      Intermediate Fixed Income Portfolio

September 30, 1997 (unaudited)

LONG-TERM DEBT SECURITIES
(97.84%)                                      Par Value                Value
-------------------------------------------------------------------------------
CORPORATE BONDS (27.62%)

FINANCE (27.49%)

Automobile  (4.01%)
Ford Motor Credit Co.
        6.3750% 04-15-2000                    $   72,784           $     75,310
Ford Motor Credit Medium Term Note
        5.9000% 06-09-1998                        49,555                 50,064
GMAC Medium Term Notes
        7.5000% 11-04-1997                       185,103                185,312
        6.5000% 12-06-2004                       474,047                497,432
                                                                   ------------
                  Total Automobile                                      808,118
                                                                   ------------
Banks (3.61%)
Banc One Corp.
        7.3750% 12-01-2002                       726,150                728,197
                                                                   ------------
Consumers (2.60%)
American General Finance
        6.8750% 01-15-2000                        24,638                 25,386
Beneficial Corp. Medium Term Notes
        6.5100% 12-03-2003                       493,397                498,507
                                                                   ------------
                  Total Consumers                                       523,893
                                                                   ------------
Credit Card (2.58%)
Discover Credit Medium Term Note
        8.3500% 05-06-1999                       101,277                103,482
Nordstrom Credit Medium Term Note
        7.8900% 02-14-2000                       407,921                415,643
                                                                   ------------
                  Total Credit Card                                     519,125
                                                                   ------------
Diversified (7.52%)
Associates Corp. of North America
        7.5000% 05-15-1999                       100,863                102,256
Associates Corp. of North America
Medium Term Notes
        6.3750% 06-01-2000                        24,292                 25,103
        6.8400% 07-03-2001                       298,279                304,554
Commercial Credit TRV
        6.5000% 06-01-2005                       303,786                296,396
General Electric Capital
        6.6600% 05-01-2018                       183,271                182,103
Household Finance Co.
Medium Term Note
        7.0000% 09-18-2001                       603,077                605,786
                                                                   ------------
                  Total Diversified                                   1,516,198
                                                                   ------------
Insurance (3.37%)
Allstate Corp.
        5.8750% 06-15-1998                       247,032                250,153
CNA Financial Note
        8.8750% 03-01-1998                       226,542                227,938
USLIFE Corp.
        6.7500% 01-15-1998                       199,225                200,584
                                                                   ------------
                  Total Insurance                                       678,675
                                                                   ------------
Leasing Companies (0.99%)
International Lease Finance
        6.2500% 10-15-2000                       197,636                200,226
                                                                   ------------
Other (2.81%)
Dean Witter Discovry and Co.
        6.2500% 03-15-2000                        38,718                 40,165
Merrill Lynch
        6.3750% 03-30-1999                        24,649                 25,111
        7.0500% 04-15-2003                        94,435                100,929
Merrill Lynch Medium Term Note
        7.0500% 06-04-2001                       175,453                178,997
Morgan Stanley Group
        6.1250% 10-01-2003                       192,075                195,620
        6.3750% 12-05-2003                        24,992                 24,745
                                                                   ------------
                  Total Other                                           565,567
                                                                   ------------
TOTAL FINANCE                                                         5,539,999
                                                                   ------------
INDUSTRIAL (0.13%)

Automotive (0.13%)
Ford Motor Co.
        7.5000% 11-15-1999                        24,985                 25,667
                                                                   ------------
TOTAL CORPORATE BONDS                                                 5,565,666
                                                                   ------------
See Accompanying Notes to Financial Statements.

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (68.33%)

U.S. AGENCY OBLIGATIONS (15.66%)
Federal Farm Credit Bank (FFCB) Bond
        5.6500% 02-03-1998                    $2,999,648           $  3,001,443
Federal Farm Credit Bank (FFCB)
Medium Term Note
        7.5500% 03-25-1999                       151,022                153,664
                                                                   ------------
TOTAL U.S. AGENCY OBLIGATIONS                                         3,155,107
                                                                   ------------

U.S. TREASURY OBLIGATIONS (52.67%)
Certificate of Accrual Treasury Securities
        6.5800% 11-15-1999                        85,958                 88,336
U.S. Treasury Notes
        9.0000% 05-15-1998                       421,219                423,689
        6.3750% 01-15-1999                       249,403                252,031
        7.0000% 04-15-1999                       124,590                127,266
        7.8750% 11-15-1999                       352,688                358,908
        7.1250% 02-29-2000                       299,928                308,438
        6.7500% 04-30-2000                       253,074                255,234
        6.2500% 05-31-2000                        99,982                100,969
        7.7500% 02-15-2001                     1,446,843              1,456,332
        7.5000% 11-15-2001                     1,036,610              1,054,688
        6.3750% 08-15-2002                       592,776                609,376
        6.2500% 02-15-2003                       345,517                353,500
        5.7500% 08-15-2003                       780,144                   ,001
        7.2500% 05-15-2004                     1,047,517              1,062,813
        7.2500% 08-15-2004                     1,309,173              1,330,079
        6.5000% 05-15-2005                     1,018,305              1,021,876
        6.5000% 08-15-2005                       992,393              1,021,876
                                                                   ------------
TOTAL U.S. TREASURY OBLICATIONS                                      10,613,412
                                                                   ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                        $13,768,519
                                                                   ------------
FOREIGN BONDS
(U.S. DOLLAR DENOMINATED) (1.89%)
Hydro Quebec
        7.3750% 02-01-2003                    $  121,211           $    129,986
Ontario Global Bond
        7.3750% 01-27-2003                       242,848                250,418
                                                                   ------------
TOTAL FOREIGN BONDS                                                     380,404
                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES (cost $19,464,942)                  $19,714,589
                                                                   ------------
SHORT-TERM INVESTMENTS
(1.10%)                                       Par Value                Value
-------------------------------------------------------------------------------
COMMERCIAL PAPER (0.05%)
Bank of NY Wilmington
        9.1500% 01-06-1998                    $   10,000           $     10,000
                                                                   ------------
TOTAL COMMERCIAL PAPER (cost $10,000)                                    10,000
                                                                   ------------

VARIABLE RATE DEMIND NOTES (1.05%)
Johnson Controls Inc.
        5.1450% 12-31-2031                       111,526                111,526
Wisconsin Electric
        5.1650% 12-31-2031                       101,663                101,663
                                                                   ------------
TOTAL VARIABLE RATE DEMAND NOTES (cost $213,189)                        213,189
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (cost $223,189)                           $223,189
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (98.94%) (cost $19,688,131)         $19,937,778
                                                                   ------------
OTHER ASSETS LESS LIABILITIES (1.06%)                                  $212,922
                                                                   ------------
NET ASSETS (100.00%)                                                $20,150,700
                                                                   ============
See Accompanying Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

Rainier Investment Management Mutual Funds
September 30, 1997 (unaudited)

                                                    Small/Mid                                               Intermediate
                                                    Cap Equity        Core Equity         Balanced          Fixed Income
                                                    Portfolio          Portfolio          Portfolio          Portfolio
                                                   ---------------------------------------------------------------------
ASSETS
Investments in securities at market value
(cost of $252,957,931, $363,022,643
$47,448,962 and $19,688,131 respectively)          $296,791,056       $416,179,852       $ 51,964,955       $ 19,937,778
Cash                                                  1,114,138             11,534                921               --
Receivables
  Investment securities sold                          3,026,881          1,274,479            460,058               --
  Dividends and interest                                184,110            446,833            353,322            329,309
Net deferred organization costs                           7,953              7,953              7,953              7,953
Prepaid expenses                                         29,863             38,944                659              2,851
                                                   ---------------------------------------------------------------------
           Total assets                             301,154,001        417,959,595         52,787,868         20,277,891
                                                   ---------------------------------------------------------------------
LIABILITIES
Payables for investment securities purchased         10,012,163          3,590,931            180,038               --
Distributions to shareholders                              --                 --              270,830             99,454
Due to Investment Advisor (Note 3)                      243,473            320,652             36,177              1,090
Other accrued expenses                                   21,916             29,229             17,287             26,647
                                                   ---------------------------------------------------------------------
           Total liabilities                         10,277,552          3,940,812            504,332            127,191
                                                   ---------------------------------------------------------------------
Net assets                                         $290,876,449       $414,018,783       $ 52,283,536       $ 20,150,700
                                                   =====================================================================

COMPOSITION OF
NET ASSETS
  Paid-in capital                                  $220,252,714       $303,114,472       $ 41,500,257       $ 19,906,666
  Accumulated undistributed
  net investment income                                 103,681          1,136,865              8,766              1,520
  Accumulated undistributed
  net realized gain (loss) on investments            26,686,929         56,610,237          6,258,520             (7,133)
  Net unrealized appreciation
  on investments                                     43,833,125         53,157,209          4,515,993            249,647
                                                   ---------------------------------------------------------------------
Net assets                                         $290,876,449       $414,018,783       $ 52,283,536       $ 20,150,700
                                                   =====================================================================
Number of shares issued and outstanding
(unlimited shares authorized) no par value           11,811,872         16,874,250          2,976,153          1,630,346
                                                   =====================================================================
Net asset value per share                          $      24.63       $      24.54       $      17.57       $      12.36
                                                   =====================================================================

See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS

Rainier Investment Management Mutual Funds
For the six months ended September 30, 1997 (unaudited)

                                                    Small/Mid            Core                              Intermediate
                                                    Cap Equity          Equity            Balanced         Fixed Income
                                                    Portfolio          Portfolio          Portfolio         Portfolio
                                                    -------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividend income                                   $ 1,240,888       $ 2,479,559       $   224,702        $      --
  Interest income                                       169,243           193,663           575,848            627,536
                                                    ------------------------------------------------------------------
           Total income                               1,410,131         2,673,222           800,550            627,536
                                                    ------------------------------------------------------------------

Expenses
  Investment advisory fees (Note 3)                     897,497         1,256,785           164,196             44,735
  Custodian fees                                         25,251            38,952            15,808              2,570
  Administration fees (Note 3)                           75,772            95,395            23,394             20,055
  Fund accounting fees                                   19,360            25,853            13,292             13,091
  Transfer agent fees                                    11,599            13,968             5,772              5,382
  Legal fees                                              2,632             4,961               752                375
  Distribution fees (Note 3)                            263,970           418,928            58,641              9,941
  Insurance                                               2,290             4,195               716                319
  Audit fees                                              8,524            11,736             5,125              4,124
  Miscellaneous fees                                      3,477             6,099             2,318              1,410
  Reports to shareholders                                11,264            14,112             3,132              2,004
  Registration fees                                      26,081            34,568             7,034              7,020
  Trustees fees                                           4,491             4,491             4,491              4,491
  Amortization of deferred organization costs             2,130             2,130             2,130              2,130
                                                    ------------------------------------------------------------------
           Total expenses                             1,354,338         1,932,173           306,801            117,647
           Less: expenses reimbursed (Note 3)              --                --             (27,668)           (62,972)
                                                    ------------------------------------------------------------------
           Net expenses                               1,354,338         1,932,173           279,133             54,675
                                                    ------------------------------------------------------------------
Net investment income                                    55,793           741,049           521,417            572,861
                                                    ------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments sold         16,545,527        34,695,575         3,527,868             (6,687)
Net change in unrealized appreciation
on investments                                       43,624,841        49,647,439         4,480,570            458,959
                                                    ------------------------------------------------------------------
Net gain on investments                              60,170,368        84,343,014         8,008,438            452,272
                                                    ------------------------------------------------------------------
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                                     $60,226,161       $85,084,063       $ 8,529,855        $ 1,025,133
                                                    ==================================================================

See Accompanying Notes to financial Statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

Rainier Investment Management Mutual Funds

                                                        Small/Mid Cap Equity Portfolio                Core Equity Portfolio
                                                     -----------------------------------------------------------------------------
                                                      For the six         For the fiscal        For the six         For the fiscal
                                                      months ended          year ended          months ended          year ended
                                                        09/30/97*            03/31/97             09/30/97*            03/31/97
                                                     -----------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
Operations
  Net investment income                              $      55,793        $     292,102        $     741,049        $   1,382,321
  Net realized gain (loss) on
  investments sold                                      16,545,527           16,142,537           34,695,575           30,203,631
  Net change in unrealized appreciation
  (depreciation) on investments                         43,624,841           (3,369,874)          49,647,439           (2,396,132)
                                                     -----------------------------------------------------------------------------
           Increase in net assets resulting
           from operations                              60,226,161           13,064,765           85,084,063           29,189,820
                                                     -----------------------------------------------------------------------------
Distributions to shareholders
  From net investment income                                  --               (308,354)                --             (1,262,143)
  From net realized gain on investments sold                  --            (10,030,448)                --            (13,714,949)
                                                     -----------------------------------------------------------------------------
           Total distributions                                --            (10,338,802)                --            (14,977,092)
                                                     -----------------------------------------------------------------------------
Capital share transactions
  Proceeds from shares sold                            116,408,787           96,287,091          110,614,410          176,244,166
  Net asset value of shares issued on
  reinvestment of distributions                               --             10,111,612                 --             13,857,557
  Cost of shares redeemed                              (22,099,347)         (52,278,448)         (42,308,798)         (51,350,687)
                                                     -----------------------------------------------------------------------------
           Net increase from
           capital share transactions                   94,309,440           54,120,255           68,305,612          138,751,036
                                                     -----------------------------------------------------------------------------
Net increase in net assets                             154,535,601           56,846,218          153,389,675          152,963,764

NET ASSETS
Beginning of period                                    136,340,848           79,494,630          260,629,108          107,665,344
                                                     -----------------------------------------------------------------------------
End of period                                        $ 290,876,449        $ 136,340,848        $ 414,018,783        $ 260,629,108
                                                     =============================================================================

CHANGE IN SHARES
OUTSTANDING
Shares sold                                              5,506,542            5,221,248            5,054,966            9,611,640
Shares issued on reinvestment of distributions                --                567,235                 --                776,911
Shares redeemed                                         (1,045,557)          (2,882,015)          (1,924,875)          (2,787,624)
                                                     -----------------------------------------------------------------------------
           Net increase in shares outstanding            4,460,985            2,906,468            3,130,091            7,600,927
                                                     =============================================================================

                                                                                                    Intermediate Fixed
                                                            Balanced Portfolio                       Income Portfolio
                                                     -------------------------------------------------------------------------
                                                     For the six        For the fiscal       For the six        For the fiscal
                                                     months ended         year ended         months ended         year ended
                                                       09/30/97*           03/31/97            09/30/97*           03/31/97
                                                     -------------------------------------------------------------------------
INCREASE (Decrease)
IN NET ASSETS
Operations
  Net investment income                              $    521,417        $    978,989        $    572,861        $    791,019
  Net realized gain (loss) on
  investments sold                                      3,527,868           4,125,731              (6,687)               (219)
  Net change in unrealized appreciation
  (depreciation) on investments                         4,480,570          (1,187,032)            458,959            (330,754)
                                                     ------------------------------------------------------------------------
           Increase in net assets resulting
           from operations                              8,529,855           3,917,688           1,025,133             460,046
                                                     ------------------------------------------------------------------------
Distributions to shareholders
  From net investment income                             (515,143)           (983,196)           (561,709)           (800,647)
  From net realized gain on investments sold                 --            (2,897,392)               --                (5,863)
                                                     ------------------------------------------------------------------------
           Total distributions                           (515,143)         (3,880,588)           (561,709)           (806,510)
                                                     ------------------------------------------------------------------------
Capital share transactions
  Proceeds from shares sold                             5,252,159          28,696,866             511,646          10,867,359
  Net asset value of shares issued on
  reinvestment of distributions                           461,987           3,801,012             564,448             748,944
  Cost of shares redeemed                              (2,075,600)        (23,984,319)           (692,207)         (1,706,775)
                                                     ------------------------------------------------------------------------
           Net increase from
           capital share transactions                   3,638,546           8,513,559             383,887           9,909,528
                                                     ------------------------------------------------------------------------
Net increase in net assets                             11,653,258           8,550,659             847,311           9,563,064

NET ASSETS
Beginning of period                                    40,630,278          32,079,619          19,303,389           9,740,325
                                                     ------------------------------------------------------------------------
End of period                                        $ 52,283,536        $ 40,630,278        $ 20,150,700        $ 19,303,389
                                                     ========================================================================

CHANGE IN SHARES
OUTSTANDING
Shares sold                                               320,594           1,939,290              41,603             887,089
Shares issued on reinvestment of distributions             29,763             262,719              46,228              61,083
Shares redeemed                                          (126,823)         (1,657,681)            (56,452)           (139,004)
                                                     ------------------------------------------------------------------------
           Net increase in shares outstanding             223,534             544,328              31,379             809,168
                                                     ========================================================================

*Unaudited

See Accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

     The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report. The calculations are based on a share outstanding for each period.

Rainier Investment Management Mutual Funds
For a share outstanding throughout the period

                                                                        Small/Mid Cap Equity Portfolio
                                                      ------------------------------------------------------------------
                                                      For the six       For the fiscal   For the fiscal    From 05/10/94
                                                      months ended        year ended       year ended         through
                                                        09/30/97*          03/31/97         03/31/96         03/31/95**
                                                      ------------------------------------------------------------------
Net asset value, beginning of period                    $  18.54           $  17.89         $ 13.89          $ 12.00
Income from investment operations
  Net investment income                                     0.01               0.05            0.05             0.10
  Net realized and unrealized
gain (loss) on investments                                  6.08               2.43            5.17             2.18
                                                      ------------------------------------------------------------------
           Total from investment operations                 6.09               2.48            5.22             2.28
                                                      ------------------------------------------------------------------
Distributions
  From net investment income                                --                (0.06)          (0.06)           (0.07)
  From net realized gains -                                 --                (1.77)          (1.16)           (0.32)
                                                      ------------------------------------------------------------------
           Total distributions                              --                (1.83)          (1.22)           (0.39)
                                                      ------------------------------------------------------------------
Net asset value, end of period                          $  24.63           $  18.54         $ 17.89          $ 13.89
                                                      ==================================================================
Total return                                               32.85%+            14.57%          38.38%           19.38%+
                                                      ==================================================================
Net assets at end of period (in 000's)                  $290,876           $136,341         $79,495          $10,120
                                                      ==================================================================

Ratio of expenses to average net assets
  Before expense reimbursement/recoupment                   1.28%++            1.33%           1.46%            2.93%++
  After expense reimbursement/recoupment                     n/a               1.40%           1.48%            1.48%++
                                                      ==================================================================

Ratio of net investment income to
average net assets (net of expense
reimbursement/recoupment)                                   0.05%++            0.27%           0.66%            1.40%++
                                                      ==================================================================
Portfolio turnover rate                                    60.48%            130.54%         151.37%          152.21%
                                                      ==================================================================
Average commission rate paid^^                          $ 0.0593           $ 0.0588         $0.0562             --
                                                      ==================================================================

                                                                      Core Equity Portfolio
                                                -----------------------------------------------------------------
                                                For the six      For the fiscal   For the fiscal    From 05/10/94
                                                months ended       year ended       year ended         through
                                                  09/30/97*         03/31/97         03/31/96         03/31/95**
                                                -----------------------------------------------------------------
Net asset value, beginning of period              $  18.97          $  17.53         $  13.84         $ 12.00
Income from investment operations
  Net investment income                               0.04              0.13             0.11            0.11
  Net realized and unrealized
  gain (loss) on investments                          5.53              2.86             5.13            2.00
                                                -----------------------------------------------------------------
           Total from investment operations           5.57              2.99             5.24            2.11
                                                -----------------------------------------------------------------
Distributions
  From net investment income                          --               (0.13)           (0.11)          (0.07)
  From net realized gains                             --               (1.42)           (1.44)          (0.20)
                                                -----------------------------------------------------------------
           Total distributions                        --               (1.55)           (1.55)          (0.27)
                                                -----------------------------------------------------------------
Net asset value, end of period                    $  24.54          $  18.97         $  17.53         $ 13.84
                                                =================================================================
Total return                                         29.36%+           17.88%           38.64%          17.87%+
                                                =================================================================
Net assets at end of period (in 000's)            $414,019          $260,629         $107,665         $20,430
                                                =================================================================
Ratio of expenses to average net assets
  Before expense reimbursement/recoupment             1.15%++           1.18%            1.30%           1.86%++
  After expense reimbursement/recoupment               n/a              1.22%            1.29%           1.29%++
                                                =================================================================
Ratio of net investment income to
average net assets (net of expense
reimbursement/recoupment)                             0.44%++           0.74%            1.07%           1.25%++
                                                =================================================================
Portfolio turnover rate                              78.70%           146.12%          138.02%         133.18%
                                                =================================================================
Average commission rate paid^^                    $ 0.0586          $ 0.0591         $ 0.0575          $ --
                                                =================================================================

 *Unaudited.
**Commencement of operations 05/10/94.
 +Not Annualized.
++Annualized.
^^For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See Accompanying Notes to Financial Statements.

Financial Highlights, cont.

Rainier Investment Management Mutual Funds
For a share outstanding throughout the period

                                                                     Balanced Portfolio
                                               ---------------------------------------------------------------
                                               For the six      For the fiscal  For the fiscal   From 05/10/94
                                               months ended       year ended      year ended        through
                                                 09/30/97*         03/31/97        03/31/96        03/31/95**
                                               --------------------------------------------------------------
Net asset value, beginning of period              $ 14.76           $ 14.53         $ 12.96         $ 12.00
Income from investment operations
  Net investment income                              0.18              0.37            0.38            0.30
  Net realized and unrealized
  gain (loss) on investments                         2.81              1.28            2.82            1.13
                                               --------------------------------------------------------------
           Total from investment operations          2.99              1.65            3.20            1.43
                                               --------------------------------------------------------------
Distributions
  From net investment income                        (0.18)            (0.37)          (0.37)          (0.31)
  From net realized gains                            --               (1.05)          (1.26)          (0.16)
                                               --------------------------------------------------------------
           Total distributions                      (0.18)            (1.42)          (1.63)          (0.47)
                                               --------------------------------------------------------------
Net asset value, end of period                    $ 17.57           $ 14.76         $ 14.53         $ 12.96
                                               ==============================================================
Total return                                        20.29%+           11.83%          25.58%          12.23%+
                                               ==============================================================
Net assets at end of period (in 000's)            $52,284           $40,630         $32,080         $13,724
                                               ==============================================================
Ratio of expenses to average net assets
  Before expense reimbursement/recoupment            1.31%++           1.31%           1.50%           2.29%++
  After expense reimbursement/recoupment             1.19%++           1.19%           1.19%           1.19%++
                                               ==============================================================
Ratio of net investment income to
average net assets (net of expense
reimbursement/recoupment)                            2.22%++           2.50%           2.76%           3.04%++
                                               ==============================================================
Portfolio turnover rate                             66.73%           133.68%         114.85%          92.40%
                                               ==============================================================
Average commission rate paid^^                    $0.0587           $0.0576         $0.0587            --
                                               ==============================================================

                                                                    Intermediate Fixed Income Portfolio
                                                 ----------------------------------------------------------------------
                                                 For the six         For the fiscal     For the fiscal    From 05/10/94
                                                 months ended          year ended         year ended         through
                                                   09/30/97*            03/31/97           03/31/96         03/31/95**
                                                 ----------------------------------------------------------------------
Net asset value, beginning of period              $    12.08           $    12.33         $    12.00        $    12.00
Income from investment operations
  Net investment income                                 0.35                 0.65               0.70              0.57
  Net realized and unrealized
  gain (loss) on investments                            0.28                (0.25)              0.34              --
                                                 ----------------------------------------------------------------------
           Total from investment operations             0.63                 0.40               1.04              0.57
                                                 ----------------------------------------------------------------------
Distributions
  From net investment income                           (0.35)               (0.64)             (0.70)            (0.57)
  From net realized gains                               --                  (0.01)             (0.01)             --
                                                 ----------------------------------------------------------------------
           Total distributions                         (0.35)               (0.65)             (0.71)            (0.57)
                                                 ----------------------------------------------------------------------
Net asset value, end of period                    $    12.36           $    12.08         $    12.33        $    12.00
                                                 ======================================================================
Total return                                            5.26%+               3.35%              8.85%             4.92%+
                                                 ----------------------------------------------------------------------
Net assets at end of period (in 000's)            $   20,151           $   19,303         $    9,740        $    6,370
                                                 ======================================================================
Ratio of expenses to average net assets
  Before expense reimbursement/recoupment               1.18%++              1.53%              2.17%             2.44%++
  After expense reimbursement/recoupment                0.55%++              0.95%              0.95%             0.95%++
                                                 ======================================================================
Ratio of net investment income to
average net assets (net of expense
reimbursement/recoupment)                               5.76%++              5.42%              5.69%             5.57%++
                                                 ======================================================================
Portfolio turnover rate                                 3.07%                8.37%             15.49%             5.21%
                                                 ======================================================================
Average commission rate paid^^                          --                   --                 --                --
                                                 ======================================================================

 *Unaudited.
**Commencement of operations 05/10/94.
 +Not Annualized.
++Annualized.
^^For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See Accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

Rainier Investment Management Mutual Funds
September 30, 1997 (unaudited)

Note 1. Organization

     Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of four separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

Note 2. Significant Accounting Policies

     The following significant accounting policies are consistently followed by the Funds in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

     A) Security Valuation: The Funds invest in a range of securities, generally including equities and U.S. Government securities. Equity securities are valued at the last sale price (for exchange-listed securites) or the last bid price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities with 60 days or less remaining to maturity are valued on an amortized cost basis.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such transactions for the period ended September 30, 1997.

     B) Security Transactions, Dividends and Distributions: Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized. Distributions to shareholders are recorded on the ex-dividend date.

     C) Federal Income Taxes: The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for Federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made between the capital paid in, undistributed net investment income and undistributed net realized gain (loss) on invesment accounts.

     D) Deferred Organization Costs: Organization costs of $22,375 have been capitalized for each Fund as of April 8, 1994 and are being amortized over a period of 60 months beginning on the date the Funds' registration became effective. Rainier Investment Management, Inc.(R) (the "Investment Advisor") has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Funds' organization costs, the proceeds will be reduced for the unamortized balances of such costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of redemption.

     E) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of income and expenses at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Note 3. Investment Management Fee and Other Transactions with Affiliates

     A) Investment Management Agreement: The Trust, on behalf of the Funds, has entered into an investment management agreement with the Investment Advisor. Under the terms of the agree-
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
ment, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Small/Mid Cap Equity Portfolio                  0.85%
Core Equity Portfolio                           0.75%
Balanced Portfolio                              0.70%
Intermediate Fixed Income Portfolio             0.50%

     For the fiscal year beginning April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets.

     Although not required to do so, the Investment Advisor has agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels. Overall operating expense for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement:

Small/Mid Cap Equity Portfolio                  1.48%
Core Equity Portfolio                           1.29%
Balanced Portfolio                              1.19%
Intermediate Fixed Income Portfolio             0.55%

     These percentages are based on the average daily net assets of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement may be terminated by either party upon 60 days' written notice.

     B) Distribution Plan: The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities.

     For the fiscal year beginning April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio's average annual net assets.

     C) Administrative Service Agreement: The Trust, on behalf of the Funds, has entered into an administrative services agreement with an unrelated third party. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of $40,000 annual minimum or the annual rate of:

0.10% of first $100 million of average  daily net assets
0.05% of next $100 million of average daily net assets
0.03% of average net assets over $200 million.

Note 4.  Purchases  and Sales of  Securities

     The  aggregate   security   purchases  and  sales,  other  than  short-term
obligations and U.S. Government securities, for the period ended September 30, 1997 were as follows:

Fund                                           Purchases               Sales

Small/Mid Cap Equity Portfolio               $217,978,880          $123,926,651
Core Equity Portfolio                         331,328,086           260,684,949
Balanced Portfolio                             32,450,445            29,215,652
Intermediate Fixed Income Portfolio            18,926,041            17,750,000

     Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $1,008,438 and $1,251,347 respectively, and sold $718,063 and $0, respectively, of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio and Core Equity Portfolio.

     The  aggregate  unrealized   appreciation  and  depreciation  of  portfolio
securities at September 30, 1997, based on costs for federal income tax purposes were as follows:

                        Gross                Gross                  Net
                      Unrealized           Unrealized           Unrealized
Fund                 Appreciation         Depreciation         Appr./(Depr.)
Small/Mid
Cap Equity            $43,833,125          $         0          $43,833,125
Core Equity            53,267,688              110,479           53,157,209
Balanced                4,567,165               51,172            4,515,993
Intermediate
Fixed Income              249,647                    0              249,647

Note 5. Related Party Transactions

     Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $4,000 per year plus $1,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings.

                     DIRECTORY OF FUNDS' SERVICE PROVIDERS

Investment Advisor
Rainier Investment Management, Inc.,(R) 601 Union Street, Suite 2801, Seattle, WA 98101

Distributor
First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018

Administrator
Investment Company Administration Corporation, 2025 E. Financial Way, Suite 101, Glendora, CA 91741

Custodian, Transfer  Agent and Fund  Accountant
Firstar Trust Company, 615 E. Michigan Street, Milwaukee, WI 53202

Independent Auditors
KPMG Peat Marwick LLP, 3100 Two Union  Square,  601 Union  Street,  Seattle,  WA
98101

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, CA 94104



                               INDEX DESCRIPTIONS
                               ------------------

The Standard & Poor's 500 Stock Index is an unmanaged index composed of 500 industrial, utility, transportation, and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange ("NYSE") market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000(R) Index, the Russell Midcap(TM) Index and the Russell 2000(R) Index are unmanaged indices composed of the equities of companies ranging in value from approximately $0.5 to $223.3 billion, $0.5 to $17.6 billion, and $0.1 to $2.6 billion, respectively, as of September 30, 1997.

The Lehman Brothers Government/Corporate Intermediate Bond Index ("Lehman Intermediate Bond Index") is an unmanaged index composed of all bonds covered by the Lehman Brothers Government/Corporate Index with maturities between one and
9.99 years.

The Consumer Price Index ("CPI") is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Salomon Brothers 3-Month Treasury Bill Index ("91-Day U.S. Treasury Bill Index") is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The "Balanced Index" consists of 50% Standard & Poor's 500 Stock Index, 40% Lehman Brothers Government/Corporate Intermediate Bond Index, 10% 91-Day U.S. Treasury Bill Index.

                                    RAINIER
                                   INVESTMENT
                                   MANAGEMENT
                                  Mutual Funds


                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                              phone (800) 248-6314